Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	Inventories at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30, 2022	December 31, 2021
Raw materials and supplies	$230	$185
Work in process	55	51
Finished goods	266	242
Total	$551	$478